INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 1,796	$ 3,693
Finished products	8,313	10,105
Total inventory	10,109	13,798
Cost of goods sold, deferred finished goods inventory	$ 1,336	$ 3,436